Condensed Interim Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
OPERATING ACTIVITIES
Net (loss) / income	$ (2,167,191)	$ 6,739,502
Non-cash items:
Depreciation	8,446,753	7,051,829
Amortization of deferred dry dock expenditure	613,193	593,851
Share based compensation	114,262	320,985
Amortization of deferred finance charges	607,740	600,463
Changes in operating assets and liabilities:
Receivables, trade	(3,666,361)	5,943,719
Working capital advances	(150,000)	0
Prepayments	(257,591)	(87,758)
Advances and deposits	(935,586)	(1,494,787)
Other receivables	82,636	0
Inventories	(631,729)	(330,719)
Payables, trade	(459,459)	(2,829,908)
Charter revenue received in advance	(507,780)	1,377,188
Other payables	14,500	(38,453)
Accrued interest on loans	(51,217)	381,516
Deferred dry dock expenditure	(246,223)	(621,792)
Net cash provided by operating activities	805,947	17,605,636
INVESTING ACTIVITIES
Payments for acquisition of vessels and equipment	(131,467)	(299,398)
Payments for leasehold improvements	(12,279)	(502,277)
Payments for other non-current assets	(24,608)	(198,450)
Net cash used in investing activities	(168,354)	(1,000,125)
FINANCING ACTIVITIES
Proceeds from long-term debt	0	2,010,000
Repayments of long-term debt	(11,270,681)	(855,000)
Repayments of capital leases	(59,311)	(443,813)
Payments for deferred finance charges	(20,827)	(4,110,711)
Repurchase of common stock	0	(2,993,931)
Payment of dividend	0	(2,851,002)
Net cash used in financing activities	(11,350,819)	(9,244,457)
Net (decrease) / increase in cash and cash equivalents	(10,713,226)	7,361,054
Cash and cash equivalents at the beginning of the year	55,952,873	40,109,382
Cash and cash equivalents at the end of the period	$ 45,239,647	$ 47,470,436